Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Parenthetical) (Detail) (CNY)	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expense and Other Assets, Current [Abstract]
Office rental deposits	3,633,575	3,896,937